Prepayments and other current assets (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Prepayments and other current assets
Interest receivable	$ 67,312	$ 40,280
Value added taxes to be deducted	47,064	31,415
Receivables from payment platforms	27,882	20,210
Employee advances	2,146	2,386
Prepayments and deposits to vendors and content providers	8,388	4,105
Deposits	5,122	5,651
Amount due from a lessee of sale-and-leaseback arrangement - net (Note 10)	17,975	18,355
Net assets subject to disposal related to YY Live (Note 3(a))	38,194	38,194
Others	41,406	75,587
Total	$ 255,489	$ 236,183